Fair Value Measurements - Company's financial assets and liabilities that are measured at fair value (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Loss on change in fair value of SAFE and warrant liabilities		$ (1,949,000)	$ (563,000)
AMCI ACQUISITION CORP. II
Liabilities:
Loss on change in fair value of SAFE and warrant liabilities	$ 1,905,000	2,969,630
Public warrants
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative warrant liabilities		Derivative warrant liabilities
Fair Value, Recurring | Level 1
Assets:
Investments held in Trust Account	$ 150,006,015	152,296,551	$ 150,006,015
Fair Value, Recurring | Level 1 | Public warrants
Liabilities:
Derivative liabilities	3,825,000	1,800,000	3,825,000
Fair Value, Recurring | Level 3 | Private Placement Warrants
Liabilities:
Derivative liabilities	$ 1,785,000	$ 840,370	$ 1,785,000